Changes in Accounting Policies - Summary of Impacts of Adoption of IFRS 16 (Parenthetical) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2019	Jan. 01, 2019
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Lease liabilities		$ 1,546	$ 1,494
Lease Liabilities		$ 149
Onerous contract provisions reduction amount	$ (585)
IFRS 16 [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Lease liabilities			1,500
Lease Liabilities			128
IFRS 16 [Member] | Adjustments [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Lease Liabilities			128
Net investment in finance lease			(16)
Net investment in finance lease current			$ 2
Bottom of Range [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Incremental borrowing rates			4.00%
Top of Range [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Incremental borrowing rates			5.70%